SCHEDULE OF SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($) shares
IfrsStatementLineItems [Line Items]
At beginning of financial year | shares	11,540,000	11,540,000	11,529,328
Warrant exercised			$ 10,672
Issuance of ordinary shares | shares	288,435	288,435
At end of financial year | shares	11,828,435	11,828,435	11,540,000
Balance		$ 9,043,789	$ 11,244,155
Capitalization of share-based payment reserve		691,090
Balance	$ 5,329,860	6,853,667	9,043,789
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Balance		23,793,950	23,720,020
Issuance of ordinary shares		283,094
Capitalization of share-based payment reserve		579,865
Issuance of ordinary shares from the exercise of warrants			73,930
Balance		$ 24,656,909	$ 23,793,950